Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Derecognized Equity Securities Measured at Fair Value Through Other Comprehensive Income (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	₩ 108,347	₩ 425,736
Accumulated other comprehensive income (loss) as of disposal date	32,301	335,203
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	36,877	425,736
Accumulated other comprehensive income (loss) as of disposal date	36,739	335,203
Unlisted
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	0	0
Accumulated other comprehensive income (loss) as of disposal date	(758)	0
Other equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	71,470	0
Accumulated other comprehensive income (loss) as of disposal date	₩ (3,680)	₩ 0